Property and Equipment (Details) - Schedule of property and equipment - Unique Logistics International, Inc. [Member] - USD ($)	Feb. 28, 2023	May 31, 2022	May 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 319,491	$ 247,490
Less: accumulated depreciation		(130,602)	(55,398)
Property and equipment, net	$ 1,691,248	188,889	192,092
Furniture and fixtures [Member[
Property, Plant and Equipment [Line Items]
Property and equipment, gross		102,062	84,085
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		159,674	108,479
Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		30,609	27,780
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 27,146	$ 27,146